Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 90,793	$ 66,484
Restricted cash	1,254	1,420
Marketable securities	978	836
Marketable securities pledged to creditors	8,552	8,392
Trade accounts receivable, net	54,578	53,982
Related party receivables	10,696	7,895
Other receivables	17,317	17,068
Inventories	56,814	68,765
Voyages in progress	34,507	59,437
Prepaid expenses and accrued income	8,820	7,804
Investment in finance lease	5,745	10,803
Other current assets	3,674	5,359
Total current assets	293,728	308,245
Long term assets
Newbuildings	26,205	52,254
Vessels and equipment, net	2,605,477	2,476,755
Vessels and equipment under finance lease, net	84,709	90,676
Right-of-use assets under operating leases	17,260
Investment in finance lease	10,822	10,979
Investment in associated company	4,088	6,246
Goodwill	112,452	112,452
Long term derivative instruments receivable	510	7,641
Other long term assets	13,806	12,593
Total assets	3,169,057	3,077,841
Current liabilities
Short-term debt and current portion of long-term debt	128,091	120,479
Current portion of obligations under finance leases	11,042	11,854
Current portion of obligations under operating lease	8,907
Related party payables	17,920	18,738
Trade accounts payable	13,886	22,212
Accrued expenses	49,774	37,031
Derivative instruments payable	3,743	0
Other current liabilities	4,535	3,904
Total current liabilities	237,898	214,218
Long-term debt	1,624,097	1,610,293
Obligations under finance leases	82,280	87,930
Obligations under operating lease	8,698
Other long-term liabilities	1,196	1,183
Total liabilities	1,954,169	1,913,624
Equity
Share capital (170,968,092 shares. 2018: 169,821,192. Par value $1.00)	170,968	169,821
Additional paid in capital	207,034	198,497
Contributed surplus	1,090,376	1,090,376
Accumulated other comprehensive income	294	224
Retained deficit	(254,005)	(295,118)
Total equity attributable to the Company	1,214,667	1,163,800
Non-controlling interest	221	417
Total equity	1,214,888	1,164,217
Total liabilities and equity	$ 3,169,057	$ 3,077,841